Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of leases [Abstract]
Disclosure of recognised finance lease
Amounts receivable under the Corporation’s finance leases associated with the Fort Saskatchewan cogeneration facility and the Poplar Creek cogeneration facility are as follows:

As at Dec. 31	2018		2017
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
Within one year	30	29	68	66
Second to fifth years inclusive	80	74	110	82
More than five years	140	112	140	126
	250	215	318	274
Less: unearned finance lease income	35	—	44	—
Total finance lease receivables	215	215	274	274

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 13)	24		59
Long-term portion of finance lease receivables	191		215
	215		274